Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

For the years ended December 31, 2015 and 2016, the provision for income taxes was calculated as follows:

	For the year ended December 31,
	2015	2016
Current:
Federal	$—	$—
State	1,608	2,053

Total	1,608	2,053
Deferred
Federal	—	—
State	—	—

Total	—	—

Provision for income tax	$1,608	$2,053

Reconciliation of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The following table provides a reconciliation between income taxes computed at the federal statutory rate and the Company’s provision for income taxes:

	For the year ended December 31,
	2015	2016
Income tax at statutory rate	$(5,762,293)	$(6,255,072)
State liability	(334,494)	(260,835)
Permanent items	34,852	67,151
Stock compensation	334,609	157,250
Nondeductible interest	(316)	21,548
Expiration of net operating losses	796,699	—
Research and development credit	(164,967)	(170,950)
State rate change	746,238	44,421
Estimated section 382 limitation	48,484,354	9,256,295
Other	(1,041)	96,406
Valuation allowance	(44,132,033)	(2,954,161)

Provision for income tax	$1,608	$2,053

Summary of Deferred Tax Assets

The tax effects of carryforwards and other temporary differences that give rise to deferred tax assets consist of the following:

	For the year ended December 31,
	2015	2016
Estimated net operating loss carryforward	$6,204,024	$2,218,618
Estimated research and development credits	2,235,914	2,244,047
Accruals and other	1,234,413	2,273,838
Deferred rent	181,134	164,821

	9,855,485	6,901,324
Less valuation allowance	(9,855,485)	(6,901,324)

Net deferred tax assets	$—	$—